Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Provision for income tax
Net operating loss, description	Carried forward over 20 years
CAD [Member]
Net operating loss			$ 8,603,671	$ 6,143,402